Investments in Associates (Details) - Schedule of investments in associated companies equity method	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Star Rock SAL Lebanon [Member]
Investments in Associates (Details) - Schedule of investments in associated companies equity method [Line Items]
Country of incorporation	Lebanon
Ownership	32.70%	32.70%
Sina SAL Lebanon [Member]
Investments in Associates (Details) - Schedule of investments in associated companies equity method [Line Items]
Country of incorporation	Lebanon
Ownership	32.70%	32.70%
Silver Rock SAL Lebanon [Member]
Investments in Associates (Details) - Schedule of investments in associated companies equity method [Line Items]
Country of incorporation	Lebanon
Ownership	32.70%	32.70%
Golden Rock SAL Lebanon [Member]
Investments in Associates (Details) - Schedule of investments in associated companies equity method [Line Items]
Country of incorporation	Lebanon
Ownership	32.70%	32.70%